SUBSIDIARIES - Schedule Of Cash Flow With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in):
Operating activities	$ 5,159	$ 4,005
Financing activities	18,136	8,185
Investing activities	(19,833)	(11,394)
BPY
Cash flows from (used in):
Operating activities	1,357	639
Financing activities	8,873	1,248
Investing activities	(8,406)	(1,886)
Distributions paid to non-controlling interests in common equity	427	255
BEP
Cash flows from (used in):
Operating activities	1,103	928
Financing activities	(1,080)	(27)
Investing activities	(624)	(328)
Distributions paid to non-controlling interests in common equity	244	227
BIP
Cash flows from (used in):
Operating activities	1,362	1,481
Financing activities	4,418	3,814
Investing activities	(5,564)	(5,721)
Distributions paid to non-controlling interests in common equity	558	489
BBU
Cash flows from (used in):
Operating activities	1,341	290
Financing activities	3,561	1,353
Investing activities	(3,999)	(1,595)
Distributions paid to non-controlling interests in common equity	$ 11	$ 9